Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate in Mexico	30.00%	30.00%	30.00%
Mexico [member]
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate in Mexico	30.00%	30.00%	30.00%